Related Party Disclosures - Summary of Transactions With Related Parties (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	£ (223)	£ (1,000)	£ (291)
Interest, fees and other expenses paid	724	235	189
Amounts owed by related parties	5,415	5,605
Amounts owed to related parties	(3,282)	(2,983)
Ultimate parent
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(12)	(863)	(210)
Interest, fees and other expenses paid	475	47	34
Amounts owed by related parties	903	1,423
Amounts owed to related parties	(2,250)	(1,732)
Subsidiaries
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(28)	(60)	(47)
Interest, fees and other expenses paid	194	171	151
Amounts owed by related parties	26	31
Amounts owed to related parties	(251)	(278)
Joint ventures
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(183)	(77)	(34)
Interest, fees and other expenses paid	55	17	£ 4
Amounts owed by related parties	4,486	4,151
Amounts owed to related parties	£ (781)	£ (973)